Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	June 30, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$788	$—	$—	$788
	$788	$—	$—	$788

Liabilities:
Warrant liability	$26	$—	$—	$26
	$26	$—	$—	$26

	December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$1,103	$—	$—	$1,103
	$1,103	$—	$—	$1,103

Liabilities:
Warrant liability	$178	$—	$—	$178
Notes payable	16	—	—	16
	$194	$—	$—	$194

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Earn-Out from siParadigm	$1,103	$—	$—	$1,103
	$1,103	$—	$—	$1,103

Liabilities:
Warrant liability	$178	$—	$—	$178
Notes payable	16	—	—	16
	$194	$—	$—	$194

	2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$248	$—	$—	$248
Notes payable	20	—	—	20
Other derivatives	86	—	—	86
	$354	$—	$—	$354

Schedule of Fair Value Notes Payable of Business Acquisition and Warrant Liability

The following table summarizes the activity of the earn-out receivable from siParadigm, the note payable to VenturEast and of the Company’s derivative warrants, which were measured at fair value using Level 3 inputs (in thousands):

	Assets	Liabilities
	Earn-Out
	from	Note Payable	Warrant
	siParadigm	to VenturEast	Liability
Fair value at January 1, 2020	$1,103	$16	$178
Receipts received during period	(250)	—	—
Change in fair value	(65)	(4)	(152)
Settlement of liability	—	(12)	—
Fair value at June 30, 2020	$788	$—	$26

The following table summarizes the activity of the notes payable to VenturEast, the Earn-Out from siParadigm, and derivative warrants, which were measured at fair value using Level 3 inputs (in thousands):

	Assets	Liabilities
	Earn-Out
	from	Note Payable	Warrant	Other
	siParadigm	to VenturEast	Liability	Derivatives
Fair value at January 1, 2018	$—	$156	$4,403	$—
Change in fair value	—	(136)	(3,732)	—
Fair value of warrants reclassified to equity	—	—	(423)	—
Fair value of certain default provisions	—	—	—	86
Fair value at December 31, 2018	—	20	248	86
Fair value at issuance	2,376	—	—	—
Receipts received during the period	(338)	—	—	—
Fair value of certain default provisions	—	—	—	—
Change in fair value	(935)	(4)	(70)	(86)
Fair value at December 31, 2019	$1,103	$16	$178	$—